Voya Index Plus MidCap Portfolio Average Annual Total Returns			12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Class I
Prospectus [Line Items]
Average Annual Return, Percent			15.17%	9.91%	8.69%
Performance Inception Date		Dec. 16, 1997
Class I | Russell 3000® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]		23.81%	13.86%	12.55%
Class I | S&P MidCap 400® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]		13.93%	10.34%	9.68%
Class S
Prospectus [Line Items]
Average Annual Return, Percent			14.92%	9.65%	8.42%
Performance Inception Date		Jul. 16, 2001
Class S | Russell 3000® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]		23.81%	13.86%	12.55%
Class S | S&P MidCap 400® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]		13.93%	10.34%	9.68%

[1]	Effective commencing with shareholder reports filed and transmitted to shareholders after July 24, 2024, the Investment Adviser changed the primary benchmark from the S&P MidCap 400® Index to the Russell 3000® Index in accordance with changes to regulatory disclosure requirements. The Portfolio continues to use the S&P MidCap 400 ® Index as an additional benchmark that the Investment Adviser believes more closely reflects the Portfolio’s principal investment strategies.
[2]	The index returns do not reflect deductions for fees, expenses, or taxes.